As filed with the Securities and Exchange Commission on December 3, 2014

Registration No. 333-199874

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	[X]

Post-Effective Amendment No.	[ ]
(Check appropriate box or boxes)

BMO FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 236-3863

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine. No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered	Class Y, Class I, Class R-3 and Class R-6 Shares of common stock, par value $0.0001 per share, of the BMO Diversified Stock Fund

BMO FUNDS, INC.

BMO AGGRESSIVE STOCK FUND

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

1-800-236-FUND

(1-800-236-3863)

www.bmofundus.com

December 8, 2014

Dear Shareholder,

The BMO Aggressive Stock Fund, a series of BMO Funds, Inc. (the “Company”), will hold a special meeting of shareholders on Friday, December 19, 2014, at 8:30 a.m., local time, at 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. If you were a shareholder of record of the BMO Aggressive Stock Fund (the “Acquired Fund”) as of the close of business on November 21, 2014, you are entitled to vote at the meeting. The shareholders of the Acquired Fund will vote on a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) that provides for the reorganization of the Acquired Fund into the BMO Diversified Stock Fund (the “Acquiring Fund”), an existing series of the Company. If the shareholders approve the Reorganization Agreement, you will receive shares of the Acquiring Fund in exchange for the acquisition by the Acquiring Fund of the Acquired Fund’s assets and liabilities. BMO Asset Management Corp. serves as the investment adviser to both the Acquired Fund and the Acquiring Fund.

As further explained in the enclosed proxy statement/prospectus, the Board of Directors of the Company (the “Board”) has unanimously recommended that shareholders approve the Reorganization Agreement. The Board believes it is in the best interests of the Acquired Fund to combine into the Acquiring Fund, which has a similar investment objective and substantially similar investment strategies and policies. In addition, the Acquiring Fund’s expense ratio (after fee waivers and reimbursements) will be the same as the Acquired Fund’s expense ratio until at least December 31, 2015. Accordingly, the Board recommends you vote for the proposed reorganization.

Thank you for your response and for your continued investment in the BMO Funds.

Sincerely,

John M. Blaser, President
BMO Funds, Inc.

BMO FUNDS, INC.

BMO AGGRESSIVE STOCK FUND

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on December 19, 2014

The BMO Aggressive Stock Fund will hold a special meeting (the “Meeting”) of shareholders on Friday, December 19, 2014, at 8:30 a.m., local time, at 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202 for the purpose of considering the following proposals.

1.	To approve an Agreement and Plan of Reorganization pursuant to which the BMO Aggressive Stock Fund (the “Acquired Fund”) will be reorganized with and into the BMO Diversified Stock Fund (the “Acquiring Fund”), including approval of an amendment to the Articles of Incorporation of BMO Funds, Inc. to dissolve and terminate the Acquired Fund, and the transactions it contemplates.

2.	To vote upon any other business as may properly come before the Meeting or any adjournment or postponement thereof.

Only shareholders of record of the BMO Aggressive Stock Fund at the close of business on November 21, 2014, the record date for the Meeting, are entitled to notice of and to vote at the Meeting and at any adjournments or postponements thereof.

By Order of the Board of Directors,

Michele L. Racadio, Secretary BMO Funds, Inc.

Milwaukee, Wisconsin

December 8, 2014

PLEASE RETURN YOUR PROXY CARD PROMPTLY OR PROXY VOTE BY

TOLL-FREE TELEPHONE OR INTERNET IN ACCORDANCE

WITH THE INSTRUCTIONS NOTED ON THE ENCLOSED PROXY CARD.

As a shareholder of the Acquired Fund, you are asked to attend the special meeting either in person or by proxy. To obtain directions to attend the meeting, please call 1-800-236-FUND. If you are unable to attend the Meeting in person, we urge you to vote by proxy. You can do this in one of three ways by: (1) completing, signing, dating, and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope, (2) calling a toll-free telephone number (1-800-690-6903), or (3) using the Internet (go to www.proxyvote.com). Your prompt voting by proxy will help assure a quorum at the Meeting and avoid additional expenses associated with further solicitation. Voting by proxy will not prevent you from voting your shares in person at the Meeting. You may revoke your proxy before it is exercised at the Meeting by submitting to the Secretary of BMO Funds, Inc. a written notice of revocation or a subsequently signed proxy card. A prior proxy can also be revoked by proxy voting again through the website or toll-free number noted on the enclosed proxy card.

PROXY STATEMENT/PROSPECTUS

Dated December 8, 2014

FOR THE REORGANIZATION OF

BMO AGGRESSIVE STOCK FUND

into

BMO DIVERSIFIED STOCK FUND

Each a series of BMO Funds, Inc.

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

1-800-236-FUND

(1-800-236-3863)

www.bmofundsus.com

This proxy statement/prospectus contains the information you should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

	Acquired Fund	Acquiring Fund
	BMO Aggressive Stock Fund	BMO Diversified Stock Fund	Shareholders Entitled to Vote
Proposal 1	Class Y Class I Class R-3 Class R-6	Class Y Class I Class R-3 Class R-6	BMO Aggressive Stock Fund shareholders

This proxy statement/prospectus is being sent to you in connection with the solicitation of proxies by the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Company”) for use at the special meeting (the “Meeting”) of shareholders of the BMO Aggressive Stock Fund (the “Acquired Fund”) to be held on Friday, December 19, 2014, at 8:30 a.m., local time, at 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202, and any adjournments or postponements thereof. At the Meeting, shareholders of the Acquired Fund will consider an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of the Acquired Fund into the BMO Diversified Stock Fund (the “Acquiring Fund”) (the “Reorganization”). The Acquired Fund and the Acquiring Fund are each a series of the Company, an open-end investment management company organized as a Wisconsin corporation.

If you need additional copies of this proxy statement/prospectus or the proxy card, please contact the Company at 1-800-236-3863 or in writing at BMO Aggressive Stock Fund, BMO Funds, Inc., 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. Additional copies of the proxy statement/prospectus will be delivered to you promptly upon request. To obtain directions to attend the Meeting, please call 1-800-236-3863. For a free copy of the Funds’ annual report for the fiscal period ended August 31, 2014, please contact the Company at the telephone number and address listed above, or visit the Funds’ website at www.bmo.com/fundsus.

How the Reorganization Will Work

•	The Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund.

•

In exchange for the transfer of the Acquired Fund’s assets and the assumption of such Fund’s liabilities, the Acquiring Fund will issue Class Y, Class I, Class R-3, and Class R-6 shares (collectively, the “Acquiring Fund Shares”) to the Acquired Fund equal in value to the aggregate net asset value of the Class Y, Class I, Class R-3, and Class R-6 shares of the Acquired Fund (the “Acquired Fund Shares”) on the closing date of the Reorganization (the “Closing Date”).

•

The Acquiring Fund will open accounts for the Acquired Fund shareholders, crediting the shareholders with Acquiring Fund Shares that are equivalent in value to the shareholders’ investment in the Acquired Fund at the time of the Reorganization.

•	The Acquired Fund will be dissolved and terminated as a series of the Company.

•	The Acquiring Fund will change its name to “BMO Aggressive Allocation Fund.”

This proxy statement/prospectus sets forth the basic information you should know before voting on the proposal and investing in the Acquiring Fund. You should read it and keep it for future reference. It is both a proxy statement for the Meeting and a prospectus for the Acquiring Fund.

For simplicity, actions are described in this proxy statement/prospectus as being taken by either the Acquired Fund or the Acquiring Fund (which are collectively referred to as the “Funds” and are each referred to as a “Fund”), although all actions are actually taken by the Company on behalf of the Funds.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference herein, and accompany this proxy statement/prospectus:

•	The Statement of Additional Information relating to this proxy statement/prospectus, dated December 8, 2014 (the “Reorganization SAI”); and

•	The Prospectus for the Funds, dated December 27, 2013, as supplemented to date (the “Fund Prospectus”).

This proxy statement/prospectus and the accompanying Notice of Meeting of Shareholders, proxy card, Reorganization SAI, and Fund Prospectus were first mailed to shareholders of the Acquired Fund on or about December 8, 2014. Additional copies of these materials and other information about the Company, the Acquired Fund, and the Acquiring Fund are available upon request and without charge by writing to the address below, by visiting the Company’s website at www.bmofundsus.com, or by calling the telephone number listed as follows:

BMO Funds, Inc.

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

1-800-236-FUND

(1-800-236-3863)

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed, or guaranteed by, BMO Harris Bank N.A. or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), or any other government agency, and may lose value.

The SEC has not approved or disapproved the Acquiring Fund shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this proxy statement/prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this proxy statement/prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

PROPOSAL 1

APPROVAL OF REORGANIZATION AGREEMENT

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement/prospectus. You should read carefully the entire proxy statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

As used in this proxy statement/prospectus, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund; (2) the issuance of Acquiring Fund Shares by the Acquiring Fund to the Acquired Fund equal in value to the aggregate net asset value of the Acquired Fund Shares on the Closing Date; (3) the opening of accounts by the Acquiring Fund for the Acquired Fund shareholders, the crediting of Acquired Fund shareholders, in exchange for their Acquired Fund Shares, with that number of full and fractional Acquiring Fund Shares that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ Acquired Fund Shares at the time of the Reorganization; (4) the dissolution and termination of the Acquired Fund; and (5) the name change of the Acquiring Fund to “BMO Aggressive Allocation Fund.”

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary—Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization—Federal Income Tax Consequences” in this proxy statement/prospectus.

After careful consideration, the Board has determined that reorganizing the Acquired Fund into the Acquiring Fund is in the best interests of shareholders of the Funds and that the interests of the existing shareholders of the Funds will not be diluted as a result of the proposed Reorganization.

Comparison of the Acquired Fund to the Acquiring Fund. The following table presents a side-by-side comparison of the Acquired Fund to the Acquiring Fund.

	Acquired Fund	Acquiring Fund
Form of Organization	A diversified series of the Company, an open-end investment management company organized as a Wisconsin corporation.	Same.

	Acquired Fund	Acquiring Fund
Net Assets as of August 31, 2014	Class Y—$34,901,687 Class I—$6,181,687 Class R-3—$12,987,059 Class R-6—$40,443,881	Class Y—$63,049,040 Class I—$27,401,178 Class R-3—$16,199,554 Class R-6—$73,040,527

Investment Adviser and Portfolio Managers	Investment Adviser: BMO Asset Management Corp. (the “Adviser”) Portfolio Managers: John D. Boritzke, Sandy Lincoln and Alan W. Schwartz	Investment Adviser: Same Portfolio Managers: Same.

Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year

For Fiscal Period Ended August 31, 2014:

Total Operating Expenses

Class Y             1.47%

Class I               1.22%

Class R-3        1.72%

Class R-6        1.07%

Fee Waiver and Expense Reimbursement

Class Y             (0.50%)

Class I               (0.50%)

Class R-3        (0.50%)

Class R-6        (0.50%)

Net Operating Expenses

Class Y             0.97%

Class I               0.72%

Class R-3        1.22%

Class R-6        0.57%

For Fiscal Period Ended August 31, 2014:

Total Operating Expenses

Class Y             1.22%

Class I               0.97%

Class R-3        1.47%

Class R-6        0.82%

Fee Waiver and Expense Reimbursement

Class Y             (0.22%)

Class I               (0.22%)

Class R-3        (0.22%)

Class R-6        (0.22%)

Net Operating Expenses*

Class Y             1.00%

Class I               0.75%

Class R-3        1.25%

Class R-6        0.60%

*  If the Reorganization is consummated, the Adviser has agreed to waive fees and /or reimburse expenses to the extent necessary to prevent total annual operating expenses of each class of the Acquiring Fund (exclusive of certain items) from exceeding

	Acquired Fund	Acquiring Fund

0.33% for Class Y, 0.08% for Class I, 0.58% for Class R-3, and (0.07)% for Class R-6 through December 31, 2015. Had this new fee waiver been in effect for the fiscal period ended August 31, 2014, Acquiring Fund net operating expenses would have been the same as Acquired Fund net operating expenses, as shown above.

Investment Objective	The Acquired Fund’s investment objective is to provide capital appreciation. This investment objective is non-fundamental and may be changed without shareholder approval.	The Acquiring Fund’s investment objective is to provide total investment return primarily from appreciation and secondarily from income. Like the Acquired Fund’s investment objective, this investment objective is non-fundamental and may be changed without shareholder approval.

Primary Investments

•    The Acquired Fund invests primarily in shares of other mutual funds, including other BMO Funds (the “underlying funds”), according to an asset allocation strategy developed by the Adviser.

•    The Acquired Fund invests at least 80% of its assets in underlying funds that principally invest in equity securities.

•    Under normal market conditions, the Acquired Fund allocates its assets among the underlying funds based on asset allocation target ranges of 0-10% of its total assets in funds that invest principally in money market funds and

•    The Acquiring Fund invests primarily in shares of other mutual funds, including other BMO Funds, according to an asset allocation strategy developed by the Adviser.

•    The Acquiring Fund normally targets an allocation of approximately 100% of its total assets in funds that invest principally in equity securities, and will invest at least 80% of its assets in funds that invest principally in common or preferred stocks.

•    Under normal market conditions, the Acquiring Fund allocates its assets among the underlying funds based on asset allocation

Acquired Fund	Acquiring Fund

90-100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Acquired Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.

•     While the Acquired Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets. In addition, although the Acquired Fund intends to invest primarily in a combination of underlying funds, the Acquired Fund may invest directly in equity and fixed income securities and money market securities.

target ranges of 0-10% of its total assets in funds that invest principally in money market funds and 90-100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Acquiring Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds.

•     While the Acquiring Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets. In addition, although the Acquiring Fund intends to invest primarily in a combination of underlying funds, the Acquiring Fund may invest directly in equity and fixed income securities and money market securities.

Based on the foregoing, the Acquired Fund and the Acquiring Fund have substantially similar primary investments.

	Acquired Fund	Acquiring Fund
Investment Strategies	The Adviser’s strategy for achieving the Acquired Fund’s investment objective is to invest in a diversified mix of underlying funds that meet the Acquired Fund’s investment criteria, after consideration of the fund’s investment team expertise, style or asset class exposures, portfolio characteristics, risk profile, and investment process. Within the equity asset class, in which the Acquired Fund is predominantly invested, the Acquired Fund has exposure to one or more style classes, including large-cap, mid-cap, small-cap, and international funds. The Adviser may adjust the Acquired Fund’s allocation to a particular underlying fund, asset class, or style class based on the following considerations: market trends, its outlook for a particular underlying fund, asset or style class, and the performance of the fund, asset, or style class in various market conditions.	Same.

Temporary Strategies	For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Acquired Fund may invest up to 100% of its assets directly in cash, money market funds and other money market instruments, repurchase agreements, and other short-term obligations. When the Acquired Fund engages in such activities, it may not achieve its investment objective.	Same.

	Acquired Fund	Acquiring Fund
Fundamental and Non- Fundamental Investment Policies & Restrictions

In general, the Acquired Fund has adopted fundamental policies that, subject to certain exceptions, restrict the Acquired Fund with respect to the following activities: (1) issuing senior securities or borrowing money; (2) lending any security or making any other loan; (3) purchasing or selling commodities; (4) purchasing or selling real estate; (5) diversifying its investments; (6) concentrating its investments in any particular industry or group of industries; and (7) underwriting securities of other issuers.

The Acquired Fund has also adopted non-fundamental policies that, subject to certain exceptions, restrict the Acquired Fund with respect to the following activities: (1) selling securities short and buying securities on margin; (2) pledging assets; (3) investing in illiquid and restricted securities; (4) investing in another company for the purpose of exercising control; (5) investing in other investment companies; and (6) investing in options.

The Acquired Fund may not change its fundamental investment policies and restrictions without first obtaining shareholder approval. However, non-fundamental investment policies and restrictions may be changed without obtaining the approval of shareholders.

For a more complete description of the Acquired Fund’s fundamental and non-fundamental investment policies and restrictions, see “Additional Information About the Funds,” below.

The Acquiring Fund’s fundamental and non-fundamental investment policies and restrictions are identical to those of the Acquired Fund.

	Acquired Fund	Acquiring Fund
Management and Other Fees

Management Fees: The Acquired Fund does not pay a management fee to the Adviser for the investment management services it performs; however, the Adviser is entitled to receive an investment management fee from each of the affiliated BMO Funds that serve as underlying funds.

Distribution (Rule 12b-1) Fees: The Class R-3 shares of the Acquired Fund pay a Rule 12b-1 distribution and service fee at the annual rate of 0.50%. This fee is paid to the Acquired Fund’s distributor and financial intermediaries who sell/service the Class R-3 shares.

Shareholder Service Fees: The Class Y shares of the Acquired Fund pay a shareholder services fee at the annual rate of 0.25%. This fee is paid to the Adviser.

Other Fees: The Acquired Fund pays a fee to the Adviser for the Class Y, Class I, and Class R-3 shares for administrative services at the annual rate of 0.15% (the Adviser is not currently charging an administrative fee for the Class R-6 shares). The Acquired Fund also pays a fee to Boston Financial Data Services, Inc. for transfer agency services and to BMO Harris Bank N.A. for custodial services.

Management Fees: Same. Distribution (Rule 12b-1) Fees: Same. Shareholder Service Fees: Same. Other Fees: Same.

Sales Charges	The Acquired Fund does not impose sales charges on investments in the Fund.	Same.

	Acquired Fund	Acquiring Fund
Buying Shares	Shares are sold at the next determined net asset value (“NAV”) after you deliver your transaction request in proper form and it is accepted by the BMO Funds or an authorized agent. You may buy shares through a broker/dealer, investment professional, or financial institution (“Authorized Dealers”). You also may purchase shares directly from the Funds by contacting BMO Funds U.S. Services.	Same.

Exchange Privilege	You may exchange shares of the Acquired Fund for shares of the same class of any of the other BMO Funds free of charge, provided that you meet the required investment minimums and you reside in a jurisdiction where shares may be lawfully offered for sale.	Same.

Redeeming Shares	Shares of the Acquired Fund will be redeemed at the NAV per share calculated after the Fund receives your transaction request in proper form. You may redeem shares through an Authorized Dealer or BMO Funds U.S. Services.	Same.

Comparison of Principal Risks of Investing in the Funds. A discussion regarding the principal risks of investing in the Funds – which are identical for both Funds – is set forth below. As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Funds. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value. The following are the principal risks that could affect the value of your investment:

•

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

•

Asset Allocation Risk. Investments in the Funds are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of a Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

•

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Funds will fluctuate, which means that you could lose money.

•

Underlying Fund Investment Risk. The Funds invest in underlying funds and incur expenses related to the underlying funds. In addition, investors in the Funds will incur fees to pay for certain expenses related to the operations of the Funds. An investor holding the underlying funds directly and in the same proportions as the Funds would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Funds. The Funds’ risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds. They are:

•

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•

Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

•

Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Funds may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

•

Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

•	Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

•

Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

•

Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Other Consequences of the Reorganization. The Adviser, BMO Asset Management Corp., serves as the investment adviser to both the Acquired Fund and the Acquiring Fund. After the Reorganization, the Adviser will continue to serve as the investment adviser to the Acquiring Fund. The Adviser does not receive a management fee for the investment management services it performs; however, the Adviser is entitled to receive an investment advisory fee from each of the affiliated BMO Funds that serve as underlying funds.

Currently, the operating expenses of the Funds (after fee waivers and reimbursements) are substantially the same. If the Reorganization is consummated, the Adviser has agreed to waive fees and /or reimburse expenses to the extent necessary to prevent total annual operating expenses of each class of the Acquiring Fund (exclusive of certain items) from exceeding 0.33% for Class Y, 0.08% for Class I, 0.58% for Class R-3, and (0.07)% for Class R-6 through December 31, 2015. Had this new fee waiver been in effect for the fiscal period ended August 31, 2014, Acquiring Fund net operating expenses would have been the same as Acquired Fund net operating expenses.

Information Regarding Purchases, Exchanges and Redemption of Shares. The following describes the procedures for buying, exchanging, and redeeming Fund shares. Because both Funds are separate portfolios of the same fund family that offer the same share classes, the procedures described below are applicable to both Funds.

Buying Shares. You may buy shares directly from the Funds through BMO Funds U.S. Services or an Authorized Dealer. The minimum initial and subsequent investment amounts are shown below.

	Minimum Investment Amount
Share Class	Initial	Subsequent
Class Y	$1,000	$50
Class I	$2,000,000	N/A
Class R-3	*	*
Class R-6	*	*

*	Class R-3 and R-6 shares are generally available only to retirement plans established under Code sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and postretirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of BMO Harris Bank N.A. Class R-3 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, and SIMPLE IRAs.

Exchange Privilege. You may exchange shares for shares of the same class of any of the other BMO Funds free of charge, provided that you meet the required investment minimums of the Funds and that you reside in a jurisdiction where Fund shares may be lawfully offered for sale.

Redeeming Shares. You may withdraw proceeds from your account on any day the Funds compute their NAV. Your NAV for a redemption will be the next computed NAV after your request is received in proper form. You may sell your shares by contacting the Funds by mail or telephone as described in detail in the Fund Prospectus or by going online at bmofundsus.com. Redemptions may also be made through third-party financial intermediaries, such as broker-dealers, who may charge a commission or other transaction fee.

Past Performance. Each Fund’s inception date was May 30, 2014. Performance information is not included because the Funds do not have one full year of calendar performance as of the date of this proxy statement/prospectus.

The Funds’ Fees and Expenses. The following table shows the current fees and expenses for the Acquired Fund compared to those of the Acquiring Fund (based on the fiscal period ended August 31, 2014) and the pro forma fees and expenses of the Acquiring Fund assuming the Reorganization had occurred on the first day of the fiscal period ended August 31, 2014. As a result of the Reorganization, Acquired Fund shareholders will see no change in annual fund operating expenses (after fee waivers and reimbursements), as indicated in the table below.

Shareholder Transaction Fees (fees paid directly from your investment)

	Acquired Fund: Class Y, Class I, Class R-3 and Class R-6 Shares	Acquiring Fund: Class Y, Class I, Class R-3 and Class R-6 Shares	Acquiring Fund: Class Y, Class I, Class R-3 and Class R-6 Shares (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

CLASS Y

Fund	Management Fees	12b-1 Fees	Other Expenses	Acquired (Underlying) Fund Fees and Expenses(1)	Total Gross Annual Fund Operating Expenses	Fee Wavier & Expense Reimbursement(2)	Total Net Annual Fund Operating Expenses(2)
Acquired Fund	None	None	0.71%	0.76%	1.47%	(0.50)%	0.97%
Acquiring Fund	None	None	0.58%	0.64%	1.22%	(0.22)%	1.00%
Acquiring Fund (Pro Forma)	None	None	0.53%	0.64%	1.17%	(0.20)%	0.97%

CLASS I

Fund	Management Fees	12b-1 Fees	Other Expenses	Acquired (Underlying) Fund Fees and Expenses(1)	Total Gross Annual Fund Operating Expenses	Fee Wavier & Expense Reimbursement(2)	Total Net Annual Fund Operating Expenses(2)
Acquired Fund	None	None	0.46%	0.76%	1.22%	(0.50)%	0.72%
Acquiring Fund	None	None	0.33%	0.64%	0.97%	(0.22)%	0.75%
Acquiring Fund (Pro Forma)	None	None	0.28%	0.64%	0.92%	(0.20)%	0.72%

CLASS R-3

Fund	Management Fees	12b-1 Fees	Other Expenses	Acquired (Underlying) Fund Fees and Expenses(1)	Total Gross Annual Fund Operating Expenses	Fee Wavier & Expense Reimbursement(2)	Total Net Annual Fund Operating Expenses(2)
Acquired Fund	None	0.50%	0.46%	0.76%	1.72%	(0.50)%	1.22%
Acquiring Fund	None	0.50%	0.33%	0.64%	1.47%	(0.22)%	1.25%
Acquiring Fund (Pro Forma)	None	0.50%	0.28%	0.64%	1.42%	(0.20)%	1.22%

CLASS R-6

Fund	Management Fees	12b-1 Fees	Other Expenses	Acquired (Underlying) Fund Fees and Expenses(1)	Total Gross Annual Fund Operating Expenses	Fee Wavier & Expense Reimbursement(2)	Total Net Annual Fund Operating Expenses(2)
Acquired Fund	None	None	0.31%	0.76%	1.07%	(0.50)%	0.57%
Acquiring Fund	None	None	0.18%	0.64%	0.82%	(0.22)%	0.60%
Acquiring Fund (Pro Forma)	None	None	0.13%	0.64%	0.77%	(0.20)%	0.57%

(1)

Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by a Fund as a result of investments in other investment companies. The Total Annual Fund Operating Expenses for each Fund do not correlate to the ratio of expenses to average net assets listed in the Fund’s financial highlights, which reflects the operating expenses of each Fund and does not include Acquired Fund Fees and Expenses.

(2)

The Adviser has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Funds’ business) from exceeding (i) 0.21% for Class Y, (0.04)% for Class I, 0.46% for Class R-3, and (0.19)% for Class R-6 through December 31, 2015 for the Acquired Fund, and (ii) 0.36% for Class Y, 0.11% for Class I, 0.61% for Class R-3, and

(0.04)% for Class R-6 through December 31, 2015 for the Acquiring Fund. If the Reorganization is consummated, the Adviser has agreed to waive fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) from exceeding 0.33% for Class Y, 0.08% for Class I, 0.58% for Class R-3, and (0.07)% for Class R-6 through December 31, 2015 for the Acquiring Fund. These expense limitation agreements may not be terminated prior to the applicable expiration date without the consent of the Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Examples

The Examples below are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Acquiring Fund, assuming the Reorganization has been completed. The Examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same. The Examples reflect the Adviser’s agreement to waive and reimburse expenses as noted in the expense table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

CLASS Y

Fund	Year 1	Year 3	Year 5	Year 10
Acquired Fund	$99	$416	$755	$1,715
Acquiring Fund	$102	$365	$649	$1,458
Acquiring Fund (Pro Forma)	$99	$352	$624	$1,403

CLASS I

Fund	Year 1	Year 3	Year 5	Year 10
Acquired Fund	$74	$338	$622	$1,433
Acquiring Fund	$77	$287	$515	$1,170
Acquiring Fund (Pro Forma)	$74	$273	$490	$1,113

CLASS R-3

Fund	Year 1	Year 3	Year 5	Year 10
Acquired Fund	$124	$493	$887	$1,989
Acquiring Fund	$127	$443	$782	$1,739
Acquiring Fund (Pro Forma)	$124	$430	$757	$1,685

CLASS R-6

Fund	Year 1	Year 3	Year 5	Year 10
Acquired Fund	$58	$291	$542	$1,261
Acquiring Fund	$61	$240	$433	$993
Acquiring Fund (Pro Forma)	$58	$228	$408	$935

These examples are for comparison purposes only and are not a representation of the Funds’ actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown above.

Portfolio Turnover. The Acquired Fund and the Acquiring Fund pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the most recent fiscal period ended August 31, 2014, the portfolio turnover rate for the Acquired Fund was 5% of the average value of its portfolio and the portfolio turnover rate for the Acquiring Fund was 3% of the average value of its portfolio.

Federal Income Tax Consequences of the Reorganization. As a condition to the Reorganization, each Fund will receive, upon the closing of the Reorganization, an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code. Accordingly, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, neither the Funds nor their shareholders will recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the aggregate tax basis and the holding period of the Acquiring Fund Shares received by each shareholder of the Acquired Fund in the Reorganization will be the same as the aggregate tax basis and holding period of the Acquired Fund Shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Acquiring Fund Shares received, the Acquired Fund Shares given up must have been held as capital assets by the shareholder.

Neither the Acquired Fund nor the Acquiring Fund intends to sell any of its portfolio assets in connection with the Reorganization. If any assets would be sold by the Acquired Fund, the actual tax effect of sales of Acquired Fund assets depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Acquired Fund. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as net capital gain distributions (to the extent of net realized long-term capital gains over net realized short-term capital losses) or net investment income distributions (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the taxable year of sale that ends on the Closing Date, and such distributions will be taxable to the Acquired Fund’s shareholders.

See “Information About the Reorganization—Federal Income Tax Consequences,” below for additional tax information.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this proxy statement/prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this proxy statement/prospectus, the Reorganization SAI, the Fund Prospectus, and the Reorganization Agreement. Shareholders should read this entire proxy statement/prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization. The primary purpose of the Reorganization is to streamline the BMO Funds portfolio offerings to be more consistent with industry practice. The Adviser recommended the Reorganization because of the similarities between the investment objectives, investment strategies, risks, and portfolios of the Acquired Fund and the Acquiring Fund. In addition, the Adviser believes the Reorganization will provide the potential to spread relatively fixed costs, such as legal or accounting fees, over the larger combined asset base of the Funds, with no increase in overall Fund expenses. As a result, the Adviser recommended, and the Board unanimously approved, the Reorganization of the Acquired Fund into the Acquiring Fund. In considering the Adviser’s recommendation, the Board considered a number of factors, which are discussed in more detail below, including potential alternatives to the Reorganization. Pursuant to the Reorganization Agreement, the Adviser has agreed to bear all expenses incurred in connection with the Reorganization.

Reorganization Agreement. The Reorganization Agreement sets forth the terms by which the Acquired Fund will be reorganized into the Acquiring Fund. The form of the Reorganization Agreement is attached as Appendix A, and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement. The following sections summarize the material terms of the Reorganization Agreement and material federal income tax consequences of the Reorganization.

The Reorganization. The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, the Acquiring Fund will issue to the Acquired Fund that number of full and fractional shares of the appropriate class of the Acquiring Fund having an aggregate net asset value equal in value to the aggregate net asset value of the Acquired Fund, calculated as of the Closing Date. The Acquired Fund will redeem its shares solely in exchange for the Acquiring Fund Shares received by it and will distribute such shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Acquired Fund shareholders will receive Acquiring Fund Shares based on their respective holdings in the Acquired Fund as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Acquired Fund will own that number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Acquired Fund as of the Valuation Time. Such shares will be held in an account with the Acquiring Fund identical in all material respects to the account currently maintained by the Acquired Fund for such shareholder.

Until the Valuation Time, shareholders of the Acquired Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Acquired Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the Acquiring Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Acquired Fund will be canceled on the books of the Acquired Fund, and the transfer agent’s books of the Acquired Fund will be permanently closed. The Acquired Fund will be dissolved and terminated as a series of the Company through the filing of an amendment to the Company’s Articles of Incorporation. At that time, the Acquiring Fund will change its name to the “BMO Aggressive Allocation Fund.”

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Funds with respect to material federal income tax consequences, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement. Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on December 19, 2014, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Federal Income Tax Consequences. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Acquired Fund. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this proxy statement/prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Acquired Fund Shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules

In addition, this discussion does not address any other state, local, or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Acquired Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

Upon receiving satisfactory representations from the Funds, the law firm of Godfrey & Kahn, S.C. will render an opinion to the Funds substantially to the effect that, based on certain facts, assumptions, and representations made by the Funds, on the basis of existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes:

(a)	The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, except for any gain or loss that will be recognized (1) on assets in which gain or loss recognition is required by the Code even if the transaction otherwise constitutes a nontaxable transaction, (2) on “Section 1256 contracts” as defined in Section 1256(b) of the Code, (3) on stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, (4) as a result of the closing of the tax year of the Acquired Fund, or (5) upon termination of a position.

(c)	No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d)	The aggregate tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the aggregate tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

(e)	The holding period of the assets of the Acquired Fund received by the Acquiring Fund, other than any asset with respect to which gain or loss is required to be recognized as described in (b), above, will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f)	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled).

(g)	The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(h)	The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset at the time of the exchange.

The Acquired Fund does not intend to sell any of its portfolio assets in connection with the Reorganization. If any assets would be sold by the Acquired Fund, the actual tax effect of such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Acquired Fund. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as net capital gain distributions (to the extent of net realized long-term capital gains over net realized short-term capital losses) or net investment income distributions (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale that ends on the date of the Reorganization, and such distributions will be taxable to the Acquired Fund shareholders. The Reorganization will end the tax year of the Acquired Fund, and will therefore accelerate any distributions to shareholders from the Acquired Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

As of August 31, 2014, neither Fund had any accumulated capital loss carryforwards for federal income tax purposes.

The Reorganization would impact the use of the Acquired Fund’s “pre-acquisition losses” (capital loss carryforwards, if any, generated in the Acquired Fund’s short taxable year ending on the Closing Date and unrealized losses that exceed certain thresholds) generally in the following manner: (1) the pre-acquisition losses, subject to the limitations described herein, would benefit the shareholders of the combined Fund, rather than only the shareholders of the Acquired Fund; (2) the amount of the pre-acquisition losses that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of the Acquired Fund at the time of the Reorganization (assuming the Acquired Fund is the smaller of the two Funds on the Closing Date), and this yearly limitation would be increased by any capital gains realized after the Reorganization on securities held by the Acquired Fund that had net unrealized appreciation above a certain threshold at the time of the Reorganization; (3) for five years following the date of the Reorganization and assuming certain thresholds are exceeded, subsequently recognized gains that are attributable to appreciation in the Acquiring Fund’s portfolio at the time of the Reorganization cannot be utilized against any pre-acquisition losses of the Acquired Fund; and (4) the Acquired Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset that portion of the gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to the number of days).

The Reorganization would impact the use of the Acquiring Fund’s pre-Reorganization losses, if any, generally in the following manner: (1) the shareholders of the combined Fund, subject to the limitations described herein, would benefit from the pre-acquisition losses rather than only the shareholders of the Acquiring Fund; and (2) for five years following the date of the Reorganization and assuming certain thresholds are exceeded, any gains recognized after the Reorganization that are attributable to appreciation in the Acquired Fund’s portfolio at the time of the Reorganization would not be able to be offset by any pre-acquisition losses of the Acquiring Fund.

The ability of each Fund to use pre-acquisition losses (even in the absence of the Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses.

As a result of the blending of tax attributes of the Acquired Fund and the Acquiring Fund (as affected by the rules discussed above), shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

Shareholders of the Acquired Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains eventually are distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, if the Acquiring Fund, following the

Reorganization, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net assets than the Acquired Fund, shareholders of the Acquired Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. At August 31, 2014, the Acquired Fund’s unrealized appreciation in value of investments as a percentage of its net asset value was 34.1% compared to the Acquiring Fund of 37.9%. Accordingly, the Acquired Fund shareholders, post-closing, will be exposed to slightly more unrealized appreciation in portfolio investments.

If the Reorganization is challenged by the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each Acquired Fund shareholder will recognize gain or loss with respect to each Acquired Fund share equal to the difference between that shareholder’s adjusted tax basis in the share and the fair market value, as of the time of the Reorganization, of the Acquiring Fund Shares received in exchange therefor. In such event, a shareholder’s aggregate adjusted tax basis in the shares of the Acquiring Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held Acquired Fund Shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein and the tax opinion to be issued as described hereunder will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial, or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations. In considering and approving the Reorganization at a meeting held on November 4 and 5, 2014, the Board discussed the future of the Acquired Fund and the advantages of reorganizing the Acquired Fund into the Acquiring Fund. Among other things, the Board also reviewed, with the assistance of outside legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting.

In considering the Reorganization, the Board took into account a number of additional factors. Some of the more prominent considerations are discussed further below. The Board considered the following matters, among others and in no order of priority:

•	The Acquired Fund and the Acquiring Fund have similar investment objectives and substantially similar investment strategies and policies;

•	The fundamental and non-fundamental investment policies and restrictions are identical for the two Funds;

•	The Adviser serves as the investment adviser for both the Acquired Fund and the Acquiring Fund, and the same portfolio management team manages both Funds;

•	The other service providers for the Acquired Fund and Acquiring Fund are the same;

•	The Board will continue to oversee the Acquiring Fund;

•	Neither the Acquiring Fund nor the Acquired Fund pays a management fee;

•

Both Funds are currently subject to an expense limitation agreement, expiring on December 31, 2015. If the Reorganization is consummated, the Adviser has agreed to waive fees and /or reimburse expenses for the Acquiring Fund through December 31, 2015 such that, had this new fee waiver been in effect for the fiscal period ended August 31, 2014, Acquiring Fund net operating expenses would have been the same as Acquired Fund net operating expenses;

•	The Reorganization will be tax-free for federal income tax purposes for the Acquired Fund and its shareholders;

•	The costs of the Reorganization will be borne by the Adviser;

•	The Reorganization provides the Funds the potential to spread relatively fixed costs, such as legal and accounting fees, over a larger asset base; and

•	The interests of the current shareholders of the Funds will not be diluted as a result of the Reorganization.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Acquired Fund. In considering the alternative of liquidation, the Board noted that: (1) shareholders not wishing to become part of the Acquiring Fund could redeem their shares of the Acquired Fund at any time prior to closing without penalty (however redeemed shares will recognize a taxable gain or loss for federal income tax purposes based on the difference between the shareholder’s tax basis in the shares and the amount the shareholder receives for them); and (2) the Reorganization would allow shareholders of the Acquired Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment objective and related investment strategy managed by the very same investment adviser and portfolio management team using a similar investment selection process.

The Board also discussed the alternative of maintaining the Acquired Fund as a stand-alone entity. In this regard, the Board considered that the Adviser was no longer inclined to maintain the management of the Acquired Fund as a separate entity, since it was so similar to the Acquiring Fund. After consideration of the factors noted above, the Board determined that the Reorganization is in the best interests of the Acquired Fund and Acquiring Fund and their shareholders, and the interests of the existing shareholders of the Funds will not be diluted. Accordingly, the Board unanimously approved the Reorganization of the Acquired Fund into the Acquiring Fund and the Reorganization Agreement.

Valuation. The Acquired Fund and the Acquiring Fund have the same valuation policy, which is more fully discussed in the Fund Prospectus, which accompanies this proxy statement/prospectus.

Costs and Expenses of the Reorganization. The Reorganization Agreement provides that the Adviser will bear all expenses of the Reorganization. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this proxy statement/prospectus; (b) postage; (c) printing; (d) accounting fees; (e) proxy tabulation costs; and (f) legal fees incurred by the Company.

Capitalization. The following table sets forth the capitalization of the Acquired Fund, the Acquiring Fund and, on a pro forma basis, the successor Acquiring Fund, as of August 31, 2014, after giving effect to the Reorganization.

Fund Capitalization as of August 31, 2014	Net Assets	Shares Outstanding	Net Asset Value Per Share
Acquired Fund
Class Y	$34,901,687	3,381,449	$10.32
Class I	$6,181,687	598,549	$10.33
Class R-3	$12,987,059	1,259,069	$10.31
Class R-6	$40,443,881	3,914,544	$10.33
Acquiring Fund
Class Y	$63,049,040	6,085,590	$10.36
Class I	$27,401,178	2,643,150	$10.37
Class R-3	$16,199,554	1,564,601	$10.35
Class R-6	$73,040,527	7,042,897	$10.37
Adjustments
Class Y	—	(12,685)	—
Class I	—	(2,256)	—
Class R-3	—	(4,740)	—
Class R-6	—	(14,763)	—
Pro Forma Acquiring Fund
Class Y	$97,950,727	9,454,354	$10.36
Class I	$33,582,865	3,239,443	$10.37
Class R-3	$29,186,613	2,818,930	$10.35
Class R-6	$113,484,408	10,942,678	$10.37

Recommendation of the Board of Directors. The Board unanimously recommends that shareholders of the Acquired Fund vote FOR the proposal to approve the Reorganization Agreement, including an amendment to the Articles of Incorporation of the Corporation to terminate the Acquired Fund as a series of the Corporation.

VOTING INFORMATION

General. The record holders of the shares outstanding of the Acquired Fund are entitled to one vote per share (and a fractional vote per fractional share) on all matters presented at the meeting. Class Y, Class I, Class R-3, and Class R-6 shareholders of the Acquired Fund will vote together as a single class. Whether you expect to be personally present at the meeting or not, we encourage you to vote by proxy. You can do this in one of three ways. You may complete, date, sign, and return the accompanying proxy card using the enclosed postage prepaid envelope; you may vote by calling 1-800-690-6903; or you may vote by Internet (go to www.proxyvote.com) in accordance with the instructions noted on the enclosed proxy card. Your shares will be voted as you instruct. If no choice is indicated, your shares will be voted FOR the proposal, and in accordance with the best judgment of the persons named as proxies on such other matters that properly may come before the meeting.

Any shareholder giving a proxy may revoke it at any time before it is exercised at the Meeting by submitting to the Secretary of the Company a written notice of revocation or a subsequently signed proxy card or by attending the Meeting and voting in person. If not so revoked, the shares represented by the proxy will be voted at the Meeting and any adjournments of the Meeting. Attendance by a shareholder at the Meeting does not itself revoke a proxy.

Quorum. In order to transact business at the Meeting, a quorum must be present. Under the Company’s Articles of Incorporation, a quorum is constituted by the presence in person or by proxy of one-third of the outstanding shares of the Acquired Fund entitled to vote at the Meeting. Accordingly, for purposes of the Meeting, a quorum will be constituted by the presence in person or by proxy of one-third of the outstanding shares of the Acquired Fund entitled to vote as of November 21, 2014 (the “Record Date”). In the event that a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to a date within a reasonable time after the Record Date to permit further solicitation of proxies with respect to the proposal. Any such adjournments will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote those proxies that are entitled to vote FOR the proposal in favor of such adjournment and will vote those proxies required to be voted AGAINST the proposal against such adjournment. They will vote, in their discretion, shares represented by proxies that reflect abstentions and “broker non-votes.”

For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present and will have the effect of a “no” vote for purposes of obtaining the requisite approval for the Reorganization.

A broker non-vote occurs in connection with a shareholder meeting when the shareholders are asked to consider both “routine” and “non-routine” proposals. In such a case, if a broker-dealer votes on the “routine” proposal, but does not vote on the “non-routine” proposal because (a) the shares entitled to cast the vote are held by the broker-dealer in “street name” for the beneficial owner, (b) the broker-dealer lacks discretionary authority to vote the shares, and (c) the broker-dealer has not received voting instructions from the beneficial owner, a broker non-vote is said to occur with respect to the “non-routine” proposal. It is the Company’s understanding that because broker-dealers (in the absence of specific authorization from their customers) will not have discretionary authority to vote any shares held beneficially by their customers on a single matter expected to be presented at the Meeting with respect to Acquired Fund, there are unlikely to be any “broker non-votes” at the Meeting. “Broker non-votes” would otherwise have the same effect as abstentions (that is, they would be treated as if they were votes against the Reorganization proposal).

Only the shareholders of record of the Acquired Fund at the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournments thereof. As of the Record Date, there were 9,052,357 issued and outstanding shares of common stock of the Acquired Fund.

Method and Cost of Proxy Solicitation. Proxies will be solicited by the Company primarily by mail. The solicitation may also include telephone, facsimile, Internet, or oral communication by certain officers or employees of the Company, the Adviser and/or affiliates of the Adviser, none of whom will be paid for these services. Broadridge Financial Solutions, Inc., 51 Mercedes Way, Edgewood, New York 11717, has been retained to assist in the tabulation of proxies. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information and recording the shareholder’s instruction. The Adviser will bear the costs of the Meeting, including legal costs, printing and mailing costs, and the costs of the solicitation of proxies. The Adviser will also reimburse brokers and other nominees for their reasonable expenses in communicating with persons for whom they hold shares of the Acquired Fund. A proxy solicitor may be engaged to solicit proxies from shareholders, the expenses for which would be borne by the Adviser.

Dissenters’ Rights. Under applicable legal and regulatory requirements, none of the Acquired Fund’s shareholders will be entitled to exercise dissenters’ rights

(i.e., to demand the fair value of their shares in connection with the Reorganization). Therefore, shareholders will be bound by the terms of the Reorganization Agreement. However, any shareholder of the Acquired Fund may redeem his or her shares prior to the Valuation Time.

Required Vote. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the lesser of: (1) 67% or more of the voting securities present at the Meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Acquired Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser. The Adviser, BMO Asset Management Corp., serves as the investment adviser for both Funds.

Investment Policies and Restrictions. The fundamental investment policies and restrictions of the Acquired Fund and the Acquiring Fund, which are identical for both Funds, are described below. Because these policies and restrictions are considered to be “fundamental” policies, they may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the Acquired Fund and the Acquiring Fund, respectively.

Fundamental Investment Policies & Restrictions	Description
Issuing Senior Securities and Borrowing Money	Each Fund will not issue senior securities or borrow money, except as the 1940 Act, any rule, regulation or exemptive order thereunder, or any SEC staff interpretation thereof, may permit.

Lending Cash or Securities	Each Fund will not lend any of its securities, or make any other loan, in excess of one-third of the value of such Fund’s total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.

Fundamental Investment Policies & Restrictions	Description
Investing in Commodities	Each Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent a Fund from (i) purchasing or selling futures contracts, options, and other derivative instruments or (ii) investing in securities or other instruments backed by physical commodities.

Investing in Real Estate	Each Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction shall not prevent a Fund from investing in (i) securities of issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein or (ii) securities or other instruments backed by real estate or interests therein.

Diversification of Investments	With respect to securities comprising 75% of the value of its total assets, each Fund will not purchase the securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, repurchase agreements collateralized by such securities, and securities of other investment companies) if, as a result, more than 5% of the value of a Fund’s total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments	Each Fund will not invest 25% or more of its total assets in any one industry, except that each Fund may invest 25% or more of the value of its total assets in any one affiliated underlying fund, cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities for temporary defensive purposes.

Underwriting Activities	Each Fund will not underwrite securities of other issuers, except to the extent it may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

The non-fundamental investment policies and restrictions of the Acquired Fund and the Acquiring Fund, which are identical for both Funds, are described below. The Board may change these non-fundamental investment policies and restrictions without shareholder approval.

Non-Fundamental Policies & Restrictions	Description
Selling Short and Buying on Margin

Each Fund will not sell any securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the SEC or its staff, and provided that transactions in futures contracts or other derivatives are not deemed to constitute selling securities short.

Each Fund will not purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for clearance of transactions, and provided that margin deposits in connection with futures contracts or other derivatives shall not constitute purchasing securities on margin.

Pledging Assets	Each Fund will not mortgage, pledge, or hypothecate any assets owned by the Fund, except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.

Investing in Illiquid and Restricted Securities	Each Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control	Each Fund will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies	Each Fund has received an order from the SEC permitting it to invest in other investment companies in excess of the statutory limits imposed by the 1940 Act. Accordingly, the Funds may invest up to 100% of their assets in shares of other investment companies. The Funds will purchase securities of closed-end investment companies only in open market transactions

Non-Fundamental Policies & Restrictions	Description
involving only customary broker’s commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

Investing in Options

Except for bona fide hedging purposes, each Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on financial futures contracts.

Each Fund will not purchase put options or write call options on securities unless the securities are held in a Fund’s portfolio or unless a Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

Each Fund will not write call options in excess of 25% of the value of its total assets.

Change in Investment Policy	Each Fund has adopted a non-fundamental investment policy to invest at least 80% of its assets (defined as net assets plus any borrowings for investment purposes) in the types of securities and investments suggested by its name. Each Fund will provide its shareholders with at least 60 days’ prior written notice of any changes to such policy as required by Rule 35d-1.

Purchase, Redemption, and Exchange Policies. The purchase, redemption, and exchange policies for the Funds are identical and are highlighted below. For a more complete discussion of the Funds’ purchase, redemption, and exchange policies, please see the Fund Prospectus which accompanies this proxy statement/prospectus.

Purchase, Redemption, and Exchange Policies	Acquired Fund	Acquiring Fund
Purchases	By telephone, Internet, mail, wire, through a systematic investment plan, through exchanges from another BMO Fund, and through a broker-dealer or other third-party financial intermediary.	Same.

Redemptions	By telephone, Internet, mail, wire, systematic withdrawal plan or electronic funds transfer.	Same.

Purchase, Redemption, and Exchange Policies	Acquired Fund	Acquiring Fund
Exchange Privileges	Permitted for shares of the same class of any of the other BMO Funds free of charge, provided that you meet the investment minimum of the Fund and that you reside in a jurisdiction where Fund shares may be lawfully offered for sale.	Same.

Redemption Fees	None.	Same.

Market Timing Policies	The Fund seeks to deter market timers, and has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. Pursuant to the market timing policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor believed to be a market timer and may terminate a shareholder’s purchase and/or exchange privilege.	Same.

Distributions. The Acquired Fund and Acquiring Fund generally declare and distribute net investment income and net capital gain, if any, at least annually.

Financial Highlights. Financial highlights for both Funds are included in Appendix B hereto.

Tax Information. Both Funds’ distributions are taxable and are taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Acquired Fund or the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Acquired Fund and/or the Acquiring Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreement. Under the investment advisory agreement with the Company, on behalf of both the Acquired Fund and the Acquiring Fund, the Adviser supervises the management of the Funds’ investments and business affairs. Although the Adviser does not receive a fee for the investment management services it performs for the Funds, the Adviser is entitled to receive a management fee from each of the affiliated BMO Funds that serve as underlying funds in which the Funds invest.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement is included in the Funds’ annual report to shareholders for the fiscal period ended August 31, 2014.

The Adviser has contractually agreed to waive or reduce fees and/or reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the percentage of the average daily net assets of each class of the Funds (the “Expense Limit”), as set forth below. The Adviser may not terminate this arrangement prior to December 31, 2015 without the consent of the Board, unless the investment advisory agreement is terminated.

Fund	Expense Limit
Acquired Fund
Class Y	0.21%
Class I	(0.04)%
Class R-3	0.46%
Class R-6	(0.19)%

Acquiring Fund
Class Y	0.36%
Class I	0.11%
Class R-3	0.61%
Class R-6	(0.04)%

If the Reorganization is consummated, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent total annual operating expenses of each class of the Acquiring Fund (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) from exceeding 0.33% for Class Y, 0.08% for Class I, 0.58% for Class R-3, and (0.07)% for Class R-6 through December 31, 2015.

Description of the Securities to be Issued; Rights of Shareholders. Set forth below is a description of the Acquiring Fund Shares to be issued to the shareholders of the Acquired Fund in the Reorganization. Also set forth below is a discussion of the rights of shareholders of each Fund. Because both Funds are series of the Company, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Acquiring Fund and Acquired Fund, but does not purport to be a complete description of these rights. These rights may be determined in full by reference to the Wisconsin Business Corporation Law (the “WBCL”), the Company’s Articles of Incorporation, as amended, and the Company’s Amended and Restated By-laws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

•

Form of Organization. Both the Acquired Fund and the Acquiring Fund are series of BMO Funds, Inc., an open-end management investment company organized as a Wisconsin corporation on July 31, 1992. Both the Acquired Fund and the Acquiring Fund offer Class Y, Class I, Class R-3, and Class R-6 shares.

•

Common Stock. The Company is authorized to issue an indefinite number of shares of common stock (or shares). The Acquired Fund and the Acquiring Fund are two series, or portfolios, of the Company. Interests in the Acquired Fund and the Acquiring Fund are represented by shares of common stock, par value $.0001 per share. As of the date of this proxy statement/prospectus, shares of 44 other series of the Company are offered in a separate prospectus and statement of additional information. The Board of Directors has the power to classify and reclassify shares of common stock, as well as create new series, from time to time.

•

Voting Rights. Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of a Fund, to participate ratably in the assets of the Fund available for distribution. Each share of a Fund gives the shareholder one vote in the election of directors and other matters submitted to shareholders for vote and is entitled to participate equally in net income and capital gains distributions by the Fund. All shares of each Fund or class in the Company have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting that Fund or class. The WBCL permits registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Company holds meetings of shareholders as required by the 1940 Act, the Company’s Articles of Incorporation or By-laws. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Company’s outstanding voting shares.

•

Shareholder Liability. Under the WBCL, the shareholders of the Company are not liable to the Company or its creditors with respect to their shares except to pay the consideration for which the shares were authorized to be issued. In addition, the WBCL provides that the shareholders are not personally liable for the acts or debts of the Company.

•	Preemptive Rights. Shareholders of the Company are not entitled to any preemptive, appraisal, or conversion rights.

Fund Directors and Officers. The Company is managed under the general oversight of the Board. The persons sitting on the Board will continue to be the same after the Reorganization.

Fund Management. The Adviser is a registered investment adviser and a wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (“BMO”), a Canadian bank holding company. As of September 30, 2014, the Adviser had approximately $44.0 billion in assets under management, of which approximately $12.7 billion was in the BMO Funds’ assets. The Adviser’s address is 115 S. LaSalle Street, Chicago, Illinois 60603. The Adviser managed the BMO Funds, previously known as Marshall Funds, since 1992, and has managed investments for individuals and institutions since 1973. The Adviser provides investment advisory services to both Funds and will continue to be responsible for providing those services to the Acquiring Fund following the Reorganization.

The individuals listed below are members of the investment management team for both Funds. The co-portfolio managers of the Acquiring Fund will continue to manage the Acquiring Fund after the Reorganization.

•

John D. Boritzke, CFA, Co-Portfolio Manager. Mr. Boritzke, Head of Fixed Income, a Managing Director and a Portfolio Manager of the Adviser, joined the Adviser in 1983 and has co-managed the Acquiring Fund since its inception in 2014. In addition, Mr. Boritzke was part of the portfolio management team for the Diversified Stock Collective Portfolio (i.e., the predecessor of the Acquiring Fund) and the Aggressive Stock Collective Portfolio (i.e., the predecessor of the Acquired Fund) since their inception in 1994.

•

Sandy Lincoln, Co-Portfolio Manager. Mr. Lincoln, Chief Market Strategist and Senior Vice President of the Adviser, joined the Adviser in 2008 and has co-managed the Acquiring Fund since its inception in 2014.

•

Alan W. Schwartz, Co-Portfolio Manager. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has co-managed the Acquiring Fund since its inception in 2014. In addition, Mr. Schwartz was part of the portfolio management team for the Diversified Stock Collective Portfolio (i.e., the predecessor of the Acquiring Fund) and the Aggressive Stock Collective Portfolio (i.e., the predecessor of the Acquired Fund) since their inception in 1994.

The Funds’ Statement of Additional Information, which accompanies the Reorganization SAI, provides additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Other Fund Service Providers. The Adviser also serves as the administrator and shareholder servicing agent for both Funds. Both Funds use the services of Boston Financial Data Services, Inc. (“BFDS”) as their transfer agent and dividend disbursing agent, UMB Fund Services, Inc. (“UMB”) as their sub-administrator and portfolio accounting services agent, and BMO Harris Bank as their custodian. BMO Investment Distributors, LLC, an affiliate of the Adviser and BMO Harris Bank, serves as distributor of each Fund. Upon the completion of the Reorganization, the Adviser, BFDS, UMB, and BMO Harris Bank will continue to provide services to the Acquiring Fund.

Independent Registered Public Accounting Firm. KPMG LLP serves as the independent registered public accounting firm to both Funds, and will continue to serve in this capacity with respect to the Acquiring Fund following the Reorganization.

Ownership of Securities of the Funds. As of the Record Date, directors and officers of the Company as a group owned less than 1% of the outstanding voting securities of each of the Funds. As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Funds:

Principal Shareholders and Control Persons – Acquired Fund	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of the Combined Fund
MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class Y	3,351,318.7230	99.84%	99.90%

MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class I	596,106.3410	100%	100%

MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class R-3	1,139,820.8670	100%	100%

MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class R-6	3,117,251.9520	78.73%	83.61%

Principal Shareholders and Control Persons – Acquired Fund	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of the Combined Fund
MAC & CO PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	Class R-6	842,373.7630	21.27%	13.92%

Principal Shareholders and Control Persons – Acquiring Fund	Class	Number of Shares	Percent of Class	Estimated Pro Forma Ownership of the Combined Fund
MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class Y	5,908,848.584	99.94%	99.90%

MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class I	2,699,936.715	100%	100%

MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class R-3	1,465,119.990	100%	100%

MITRA & CO FBO 98 DAILY PLANS C/O M&I TRUST CO NA ATTN: MF 11270 W PARK PLACE SUITE 400 MILWAUKEE WI 53224-3638	Class R-6	6,062,790.436	86.34%	83.61%

MAC & CO PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198	Class R-6	689,862.067	9.82%	13.92%

The Company believes that with regard to the entities in the above chart, the holders of record of these shares are not the beneficial owners of such shares.

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund. As of the Record Date, the Company believes that BMO Harris Bank and BMO Harris Financial Advisors, Inc., as affiliates of the Adviser, held shares of the Acquired Fund for the benefit of their customers. The percentage of the Acquiring Fund that would be owned by the above-named shareholders upon consummation of the Reorganization is expected to decline when compared to current ownership of the Acquired Fund.

AVAILABLE INFORMATION

The Company is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports, proxy materials, and other information about each of the Funds with the SEC. These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549) and at certain of the SEC’s regional offices listed below. Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about a Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov. Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Branch Official Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Blvd., 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of the Acquiring Fund Shares will be passed on by the law firm of Godfrey & Kahn, S.C.

EXPERTS

The financial highlights of the Funds for the fiscal periods presented through August 31, 2014 and included in Appendix B of this proxy statement/prospectus are from the Funds’ August 31, 2014 Annual Report on Form N-CSR. The financial highlights for the fiscal period ended August 31, 2014 have been derived from the financial statements that have been audited by KPMG LLP, an independent registered public accounting firm. The audited financial statements and related report of KPMG LLP from the Funds’ August 31, 2014 Annual Report accompany the Reorganization SAI, and are incorporated by reference therein.

OTHER MATTERS

The Board knows of no other matters that may come before the Meeting, other than the proposal as set forth above. If any other matter properly comes before the Meeting, the persons named as proxies will vote on the same in their discretion.

The Acquired Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Company at the Company’s principal office, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.

By order of the Board of Directors,

John M. Blaser

President, BMO Funds, Inc.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of             , 2014, by BMO Funds, Inc., an open-end, management investment company that was established as a Wisconsin corporation (the “Company”), on behalf of its series, the BMO Aggressive Stock Fund (the “Acquired Fund”) and the BMO Diversified Stock Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). BMO Asset Management Corp. (the “Adviser”) is a party to this Agreement solely for purposes of paragraph 8.2. All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by the Company on behalf of the Acquiring Fund and the Acquired Fund.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class Y, Class I, Class R-3 and Class R-6 shares of common stock, par value $.0001 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the applicable Class Y, Class I, Class R-3 and Class R-6 shareholders of the Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquired Fund is a series of a registered open-end management investment company, and the Acquiring Fund is a series of a registered open-end management investment company, and the Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Acquired Fund and the Acquiring Fund are authorized to issue their shares of common stock;

WHEREAS, the Board of Directors of the Company has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Directors of the Company has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

Appendix A-1

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1	The Reorganization. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Company shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Fund full and fractional Acquiring Fund Shares (to the third decimal place). The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2	Assets of the Acquired Fund. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time, books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).

1.3	Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus. The Acquiring Fund will assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4

Distribution of Acquiring Fund Shares. At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute the Acquiring Fund Shares received from the Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the Class Y, Class I, Class R-3 and Class R-6 shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Such distribution and liquidation will be accomplished by the

Appendix A-2

transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the respective class of the then outstanding shares of common stock of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5	Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).

1.6	Termination; Name Change. Promptly following the consummation of the Reorganization, the Company, on behalf of the Acquired Fund, shall (i) dissolve and terminate the Acquired Fund and (ii) change the name of the Acquiring Fund to “BMO Aggressive Stock Fund,” all in accordance with the laws of the State of Wisconsin, the Company’s Articles of Incorporation and Amended and Restated Bylaws, the Investment Company Act of 1940, as amended (the “1940 Act”), and any other applicable law.

1.7	Filing Responsibilities of Acquired Fund. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8	Transfer Tax Responsibilities. Any transfer taxes payable on issuance and transfer of Acquiring Fund Shares in a name other than the registered holder on the books of the Acquired Fund of the Acquired Fund Shares exchanged therefor, shall be paid by the transferee thereof, as a condition to that issuance and transfer.

ARTICLE II

VALUATION

2.1	Net Asset Value of the Acquired Fund. The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Valuation Time,

Appendix A-3

after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.

2.2	Net Asset Value of the Acquiring Fund. The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

2.3	Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares (the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the per share net asset value of the Acquired Fund Shares participating therein, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the net asset value per share of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2. The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of common stock of the Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4	Determination of Value. All computations of value hereunder shall be made in accordance with each Fund’s regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund. The Company and Acquired Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

2.5	Valuation Time. The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

CLOSING

3.1

Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Company on or about December 19, 2014, or at such other place and/or on

Appendix A-4

such other date as to which an authorized officer of the Company may determine (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place immediately after the Valuation Time unless otherwise provided herein (the “Effective Time”).

3.2	Transfer and Delivery of Assets. The Company shall direct BMO Harris Bank N.A. (“BMO Harris Bank”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by BMO Harris Bank, on behalf of the Acquired Fund, and retained by BMO Harris Bank, as custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. BMO Harris Bank, on behalf of the Acquired Fund, shall deliver to BMO Harris Bank, as custodian of the Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of BMO Harris Bank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

3.3	Share Records. The Company shall direct Boston Financial Data Services Inc., in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Company’s Secretary prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4

Postponement of Valuation Time. In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting

Appendix A-5

of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Company, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1	Representations and Warranties of the Acquired Fund. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Company, the Acquired Fund represents and warrants to the Acquiring Fund as follows:

4.1.1	The Acquired Fund is a duly established series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Wisconsin, with power under its Articles of Incorporation and Amended and Restated By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2	The Company is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

4.1.3	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, and such as may be required under state securities laws.

4.1.4

The current prospectus, statement of additional information, shareholder reports, marketing, and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any

Appendix A-6

material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5	At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6	The Acquired Fund is not engaged currently, and the execution, delivery, and performance of this Agreement will not result, in (i) a violation of Wisconsin law or a material violation of the Articles of Incorporation and Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Acquired Fund is a party or by which it is bound.

4.1.7	All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

4.1.8	Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9	The Statement of Assets and Liabilities, Statements of Operations, and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at August 31, 2014 have been audited by KPMG LLP,

Appendix A-7

independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.1.10	Since August 31, 2014, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph 4.1.10, a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11	At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.1.12

Since its first taxable year of operation as an investment company registered under the 1940 Act (including the taxable year ending on the Closing Date), the Acquired Fund properly elected, and will continue to elect with respect to the taxable year ending on the Closing Date, to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, will continue to meet such requirements at all times through the taxable year ending on the

Appendix A-8

Closing Date, and will have distributed substantially all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and on or before the Closing Date will have declared dividends sufficient to distribute substantially all of its investment company taxable income and net capital gain for the taxable period ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 561 of the Code. The Acquired Fund (a) is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any penalties which could be imposed thereunder.

4.1.13	All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares.

4.1.14	The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

Appendix A-9

4.1.15	The Proxy Statement/Prospectus (as defined in paragraph 5.4), insofar as it relates to the Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph 4.1.15 shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

4.2	Representations and Warranties of the Acquiring Fund. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Company, the Acquiring Fund represents and warrants to the Acquired Fund as follows:

4.2.1	The Acquiring Fund is a duly established series of the Company, which is a corporation duly organized, validly existing, and in good standing under the laws of the State of Wisconsin with power under its Articles of Incorporation and Amended and Restated By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2	The Company is registered with the Commission as an open-end management investment company under the 1940 Act, and at the Effective Time the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3	No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

4.2.4

The current prospectus, statement of additional information, shareholder reports, marketing, and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use

Appendix A-10

include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5	At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6	The Acquiring Fund is not engaged currently, and the execution, delivery, and performance of this Agreement will not result, in (i) a violation of Wisconsin law or a material violation of the Articles of Incorporation and Amended and Restated By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

4.2.7	Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

4.2.8	The Statement of Assets and Liabilities, Statements of Operations, and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at August 31, 2014 have been audited by KPMG LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

Appendix A-11

4.2.9	Since August 31, 2014, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund in writing. For the purposes of this subparagraph 4.2.9, a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.2.10	At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11

Since its first taxable year of operation as an investment company registered under the 1940 Act, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code. The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date. The Acquiring Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books. The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder. All dividends paid by the Acquiring Fund at any time prior to the Closing

Appendix A-12

Date shall have been deductible pursuant to the dividends paid deduction under Section 561 of the Code. The Acquiring Fund (a) is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, and (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any penalties that could be imposed thereunder.

4.2.12	The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13	The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Company and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

4.2.14	The Proxy Statement/Prospectus, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph 4.2.14 shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

Appendix A-13

ARTICLE V

COVENANTS AND AGREEMENTS

5.1	Conduct of Business. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with the Company practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other dividend or distribution that may be advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Section 6.3.5).

5.2	No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3	Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4	Shareholder Meeting. With respect to the Acquired Fund, the Company has called or will call a meeting of the Acquired Fund’s shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transaction contemplated herein, including approval for the Acquired Fund’s liquidating distribution of the Acquiring Fund’s Shares contemplated hereby, and for the Acquired Fund to terminate its qualification, classification, and registration if requisite approvals are obtained with respect to the Acquired Fund. The Company, on behalf of the Acquired Fund, shall prepare the notice of meeting, the proxy statement of the Acquired Fund, and the prospectus of the Acquiring Fund (collectively, “Proxy Statement/Prospectus”) to be used in connection with that meeting.

5.5	Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6	Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

Appendix A-14

5.7	Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8	Other Instruments. The Acquired Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9	Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.10	Tax Free Reorganization. It is the parties’ intention that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code. No party shall take any action or cause any action to be taken (including the filing of a tax return) that is inconsistent with that treatment or results in the failure of the Reorganization to qualify as such a reorganization.

5.11	Shareholder Information. The Company will at the Closing provide the Acquiring Fund with:

5.11.1	A statement of the respective adjusted tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund;

5.11.2	A copy of any other tax books and records of the Acquired Fund necessary for purposes of preparing any tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Sections 1.6045A-1 and 1.6045B-1(a)) of the Treasury regulations) required by law to be filed by the Acquiring Fund after the Closing;

5.11.3

A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Fund, including, without limitation, (a) the name, address and taxpayer identification number of each shareholder of record, (b) the number of shares of beneficial interest held by each shareholder, (c) the dividend reinvestment elections applicable to each shareholder, (d) the backup withholding certifications

Appendix A-15

(e.g., IRS Form W-9) or foreign person certifications (e.g., IRS Form W-8BEN, W-8ECI, W-8IMY), notices or records on file with the Acquired Fund with respect to each shareholder, and (e) such information as the Acquiring Fund may reasonably request concerning the Acquired Fund shares or Acquired Fund shareholders in connection with the Acquiring Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury regulations following the Closing for all of the shareholders of record of the Acquired Fund’s shares as of the Valuation Time, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement (the “Acquired Fund Shareholder Documentation”), certified by its transfer agent or its President or its Vice President to the best of his or her knowledge and belief; and

5.11.4	If requested by the Acquiring Fund, all copies of all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the Acquired Fund.

5.12	Earnings and Profits. If requested by the Acquiring Fund, the Company shall furnish the Acquiring Fund a statement of earnings and profits of the Acquired Fund for U.S. federal income tax purposes that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

ARTICLE VI

CONDITIONS PRECEDENT

6.1	Conditions Precedent to Obligations of Acquired Fund. The obligations of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the following conditions:

6.1.1	All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2

The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, dated as of the Effective Time, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Fund,

Appendix A-16

made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request.

6.1.3	The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4	The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2	Conditions Precedent to Obligations of Acquiring Fund. The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Company’s election, to the following conditions:

6.2.1	All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2	The Company shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Company.

6.2.3	The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request.

6.2.4	The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

Appendix A-17

6.2.5	The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

6.2.6	The Acquired Fund shall have delivered to the Acquiring Fund (a) information concerning the tax basis and holding period of the Acquired Fund in all securities transferred to the Acquiring Fund; (b) the Acquired Fund Shareholder Documentation; (c) all FASB ASC 740-10-25 (formerly, FIN 48) work papers; (d) the tax books and records of the Acquired Fund for purposes of preparing any tax returns required by law to be filed after the Closing Date; and (e) if requested, a statement of earnings and profits of the Acquired Fund.

6.3	Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

6.3.1	The Agreement and the transactions contemplated herein shall have been approved by the Board of Directors of the Company and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, the Company, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3.1.

6.3.2	The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the shareholders of the Acquired Fund in accordance with Wisconsin law and the provisions of the Acquired Fund’s Articles of Incorporation and Amended and Restated Bylaws. Notwithstanding anything herein to the contrary, the Company, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3.2.

6.3.3	At the Effective Time, no action, suit, or other proceeding shall be pending or, to the knowledge of the Company, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.4	All consents of other parties and all other consents, orders, and permits of Federal, state, and local regulatory authorities deemed necessary by the Company to permit consummation, in all material

Appendix A-18

respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

6.3.5	The Company shall have received an opinion of Godfrey & Kahn, S.C., as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)	The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, except for any gain or loss that will be recognized (1) on assets in which gain or loss recognition is required by the Code even if the transaction otherwise constitutes a nontaxable transaction, (2) on “Section 1256 contracts” as defined in Section 1256(b) of the Code, (3) on stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, (4) as a result of the closing of the tax year of the Acquired Fund, or (5) upon termination of a position.

(c)	No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d)	The aggregate tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the aggregate tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

Appendix A-19

(e)	The holding period of the assets of the Acquired Fund received by the Acquiring Fund, other than any asset with respect to which gain or loss is required to be recognized as described in (b), above, will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f)	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares solely for the Acquiring Fund Shares (including fractional shares to which they may be entitled).

(g)	The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(h)	The holding period of the Acquiring Fund Shares received by the Acquired Fund’s shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset at time of the exchange.

Such opinion shall be based on customary assumptions, limitations and such representations as Godfrey & Kahn, S.C., may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3.5.

6.3.6	BMO Harris Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.7	The Transfer Agent shall have delivered to the Company a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.8	The Acquiring Fund shall have issued and delivered to the Secretary on behalf of the Acquired Fund the confirmation as set forth in paragraph 3.3.

Appendix A-20

6.3.9	Each party shall have delivered to the other such bills of sale, checks, assignments, receipts, or other documents as reasonably requested by such other party or its counsel.

6.3.10	The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 562, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carry-forward, for its taxable year ending on the Closing Date.

ARTICLE VII

INDEMNIFICATION

7.1	Indemnification by the Acquiring Fund. The Company, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund, and its directors and officers (the “Company Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities, or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Company Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants, or agreements set forth in this Agreement.

7.2	Indemnification by the Acquired Fund. The Company, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and its directors and officers (the “Company Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities, or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Company Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability, or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants, or agreements set forth in this Agreement.

7.3	Liability of the Company. The Company understands and agrees that the obligations of either the Acquired Fund or the Acquiring Fund under this

Appendix A-21

Agreement shall not be binding upon any director, shareholder, nominee, officer, agent or employee of the Company personally, but binds only the Acquired Fund and the Acquired Fund’s property or the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of the Company other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of the Company hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The Company represents that it has notice of the provisions of the Articles of Incorporation of the Company disclaiming such shareholder and director liability for acts or obligations of the Acquired Fund or Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1	No Broker or Finder Fees. The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2	Expenses of Reorganization. The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by the Adviser. The costs of the Reorganization shall include, but not be limited to: costs associated with preparing, printing and distributing the Proxy Statement/Prospectus covering the solicitation of proxies to approve the transactions contemplated by this Agreement, and winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to each of the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Proxy Statement/Prospectus; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps. Notwithstanding any of the foregoing, the Adviser will assume or pay only those expenses that are solely and directly related to the Reorganization (determined in accordance with IRS Revenue Ruling 73-54), and expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code. Shareholders of the Acquired Fund and the Acquiring Fund will pay their own expenses, if any, incurred in the Reorganization.

Appendix A-22

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1	Amendments. This Agreement may be amended, modified, or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company or the Company, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of Directors of the Acquired Fund pursuant to paragraph 6.3.1 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Directors’ further approval.

9.2	Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Directors of the Company on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Directors, make proceeding with the Agreement inadvisable.

ARTICLE X

FINAL TAX RETURNS AND FORMS 1099 OF THE ACQUIRED FUND

10.1	Final Tax Returns. After the Closing Date, the Company shall or shall cause its agents to prepare any federal, state or local tax return, including any Forms 1099, required to be filed by the Company with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

Appendix A-23

ARTICLE XI

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Company:

BMO Funds, Inc.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

Attention: John M. Blaser, President

With copies (which shall not constitute notice) to:

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Attention: Michael P. O’Hare, Esq.

If to BMO Asset Management Corp.:

BMO Asset Management Corp.

115 South LaSalle Street

Chicago, IL 60603

Attention: Chief Operating Officer

ARTICLE XII

MISCELLANEOUS

12.1	Entire Agreement. The Company agrees that it has not made any representation, warranty, or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

12.2	Survival. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

Appendix A-24

12.3	Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

12.4	Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Wisconsin without regard to its principles of conflicts of laws.

12.5	Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

12.6	Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

Appendix A-25

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the day and year first above written.

BMO FUNDS, INC. ON BEHALF OF THE BMO AGGRESSIVE STOCK FUND	BMO FUNDS, INC. ON BEHALF OF THE BMO DIVERSIFIED STOCK FUND

By:	By:

Name:	Name:

Title:	Title:

Solely for purposes of paragraph 8.2

BMO ASSET MANAGEMENT CORP.

By:

Name:

Title:

Appendix B

FINANCIAL HIGHLIGHTS

Following the Reorganization, the Acquiring Fund will be the accounting survivor. The following financial highlights tables are intended to help you understand each Fund’s financial performance for the periods shown below. Certain information reflects financial results for a single Fund share outstanding for the entire period. The total return presented in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund for the stated period (assuming reinvestment of all Fund distributions). The financial highlights for the period ended August 31, 2014 were derived from financial statements audited by KPMG, LLP, whose report, along with the Fund’s financial statements, is included in the Funds’ August 31, 2014 Annual Report. The Funds’ Annual Report is available free of charge, upon request by contacting the Company.

Diversified Stock Fund – Class Y	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.01
Net gains on securities (both realized and unrealized)	$0.35

Total from investment operations	$0.36

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.36

Total return(1)(3)	3.60%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$63,049
Ratio of net expenses to average net assets(2)(4)	0.36%
Ratio of gross expenses to average net assets(2)(4)	0.58%
Ratio of net investment income to average net assets(2)(4)	0.42%
Portfolio turnover rate(3)	3%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.

Appendix B-1

(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Diversified Stock Fund – Class I	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.02
Net gains on securities (both realized and unrealized)	$0.35

Total from investment operations	$0.37

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.37

Total return(1)(3)	3.70%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$27,401
Ratio of net expenses to average net assets(2)(4)	0.11%
Ratio of gross expenses to average net assets(2)(4)	0.33%
Ratio of net investment income to average net assets(2)(4)	0.66%
Portfolio turnover rate(3)	3%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Appendix B-2

Diversified Stock Fund – Class R-3	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.00
Net gains on securities (both realized and unrealized)	$0.35

Total from investment operations	$0.35

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.35

Total return(1)(3)	3.50%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$16,200
Ratio of net expenses to average net assets(2)(4)	0.61%
Ratio of gross expenses to average net assets(2)(4)	0.83%
Ratio of net investment income to average net assets(2)(4)	0.16%
Portfolio turnover rate(3)	3%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Appendix B-3

Diversified Stock Fund – Class R-6	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.02
Net gains on securities (both realized and unrealized)	$0.35

Total from investment operations	$0.37

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.37

Total return(1)(3)	3.70%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$73,040
Ratio of net expenses to average net assets(2)(4)	0.00%
Ratio of gross expenses to average net assets(2)(4)	0.18%
Ratio of net investment income to average net assets(2)(4)	0.82%
Portfolio turnover rate(3)	3%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Appendix B-4

Aggressive Stock Fund – Class Y	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.01
Net gains on securities (both realized and unrealized)	$0.31

Total from investment operations	$0.32

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.32

Total return(1)(3)	3.20%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,902
Ratio of net expenses to average net assets(2)(4)	0.21%
Ratio of gross expenses to average net assets(2)(4)	0.71%
Ratio of net investment income to average net assets(2)(4)	0.26%
Portfolio turnover rate(3)	5%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Appendix B-5

Aggressive Stock Fund – Class I	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.01
Net gains on securities (both realized and unrealized)	$0.32

Total from investment operations	$0.33

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.33

Total return(1)(3)	3.30%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$6,181
Ratio of net expenses to average net assets(2)(4)	0.00%
Ratio of gross expenses to average net assets(2)(4)	0.46%
Ratio of net investment income to average net assets(2)(4)	0.51%
Portfolio turnover rate(3)	5%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Appendix B-6

Aggressive Stock Fund – Class R-3	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.00
Net gains on securities (both realized and unrealized)	$0.31

Total from investment operations	$0.31

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.31

Total return(1)(3)	3.10%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$12,987
Ratio of net expenses to average net assets(2)(4)	0.46%
Ratio of gross expenses to average net assets(2)(4)	0.96%
Ratio of net investment income to average net assets(2)(4)	0.01%
Portfolio turnover rate(3)	5%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Appendix B-7

Aggressive Stock Fund – Class R-6	Period Ended August 31,(5)
2014
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	$0.02
Net gains on securities (both realized and unrealized)	$0.31

Total from investment operations	$0.33

Less distributions:
Distributions from net investment income	$—
Distributions from capital gains	—

Total distributions	$—

Net asset value, end of period	$10.33

Total return(1)(3)	3.30%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,444
Ratio of net expenses to average net assets(2)(4)	0.00%
Ratio of gross expenses to average net assets(2)(4)	0.31%
Ratio of net investment income to average net assets(2)(4)	0.66%
Portfolio turnover rate(3)	5%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

Appendix B-8

PART B

STATEMENT OF ADDITIONAL INFORMATION

Dated December 8, 2014

FOR THE REORGANIZATION OF

BMO AGGRESSIVE STOCK FUND

into

BMO DIVERSIFIED STOCK FUND

Each a series of BMO Funds, Inc.

111 East Kilbourn Avenue, Suite 200

Milwaukee, Wisconsin 53202

1-800-236-FUND

(1-800-236-3863)

www.bmofundsus.com

This Statement of Additional Information (the “Reorganization SAI”) is not a prospectus. A proxy statement/prospectus dated December 8, 2014 (the “Proxy Statement/Prospectus”) relating to the above referenced matter may be obtained from BMO Funds, Inc. (the “Company”) by writing or calling the Company at the address and telephone number shown above. This Reorganization SAI should be read in conjunction with such Proxy Statement/Prospectus.

You should rely only on the information contained in this Reorganization SAI and the Proxy Statement/Prospectus. BMO Funds has not authorized others to provide additional information. This Reorganization SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

GENERAL INFORMATION

This Reorganization SAI and the Proxy Statement/Prospectus are related to the reorganization of the BMO Aggressive Stock Fund (the “Acquired Fund”) into the BMO Diversified Stock Fund (the “Acquiring Fund”), each a series of the Company, which involves (1) the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund; (2) the issuance of Class Y, Class I, Class R-3, and Class R-6 shares of common stock by the Acquiring Fund (the “Acquired Fund Shares”) to the Acquired Fund equal in value to the aggregate net asset value of the Class Y, Class I, Class R-3, and Class R-6 shares of the Acquired Fund (the “Acquired Fund Shares”) on the last business day preceding the closing of the reorganization; (3) the opening of accounts by the Acquiring Fund for the Acquired Fund shareholders, the crediting of Acquired Fund shareholders, in exchange for their Acquired Fund Shares, with that number of full and fractional Acquiring Fund Shares that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ Acquired Fund Shares at the time of the reorganization; (4) the dissolution and termination of the Acquired Fund; and (5) the name change of the Acquiring Fund to the “BMO Aggressive Allocation Fund” (the “Reorganization”). The Reorganization will be effected pursuant to the terms and conditions of an Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Acquired Fund and the Acquiring Fund are collectively referred to as the “Funds.”

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE REORGANIZATION SAI

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference herein and accompany this Reorganization SAI:

•	The Statement of Additional Information for the Funds, dated May 27, 2014, as supplemented to date (File Nos. 033-48907; 811-58433).

•

The audited financial statements and related report of the independent registered public accounting firm for the Funds, dated August 31, 2014, which are included in the Annual Report of the Funds for the fiscal year ended August 31, 2014 (File Nos. 033-48907; 811-58433). No other parts of the Annual Report are incorporated herein by reference.

Additional copies of these materials and other information about the Company, the Acquired Fund and the Acquiring Fund are available upon request and without charge by writing to the addresses below, by visiting the Company’s website at www.bmofundsus.com, or by calling the telephone number listed as follows:

BMO Funds, Inc.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

1-800-236-FUND

(1-800-236-3863)

PRO FORMA FINANCIAL INFORMATION

Under the Reorganization Agreement, the Acquired Fund is proposed to be reorganized into the Acquiring Fund.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma amounts have been estimated in good faith based on information regarding the Acquired Fund and the Acquiring Fund for the period ended August 31, 2014 and are intended to present ratios and supplemental data as if the reorganization of the Acquired Fund into the Acquiring Fund, pursuant to the Reorganization Agreement, had taken place on the first day of the period ended August 31, 2014. The unaudited pro forma information provided herein should be read in conjunction with the Annual Report of the Funds dated August 31, 2014. The Reorganization’s primary purpose is to streamline the Company’s portfolio offerings to be more consistent with industry practice by combining two Funds that have similar investment objectives and substantially similar investment strategies and policies. The Acquired Fund and the Acquiring Fund are both advised by BMO Asset Management Corp. (the “Adviser”).

Narrative Description of the Pro Forma Effects of the Reorganization. In November 2014, the Board of Directors of the Company approved the proposed Reorganization of the Acquired Fund with and into the Acquiring Fund. The Reorganization is proposed to be accomplished by the acquisition of the Acquired Fund’s assets and the assumption of the Acquired Fund’s liabilities by the Acquiring Fund in exchange for Acquiring Fund Shares. The Acquiring Fund Shares would then be distributed pro rata to the shareholders of the Acquired Fund, and the Acquired Fund would be terminated and dissolved. The Acquiring Fund Shares to be issued to the Acquired Fund shareholders will have an aggregate net asset value equal to the aggregate value of the net assets that the Acquiring Fund receives from the corresponding class of Acquired Fund Shares, as determined pursuant to the terms of the Reorganization Agreement. All Acquiring Fund Shares to be delivered to the Acquired Fund will be delivered at net asset value without a sales load, commission, or other similar fee being imposed. Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity. The Acquiring Fund will be the accounting survivor of the Reorganization for financial statement purposes. All securities held by the Acquired Fund comply with the investment objectives, strategies, and restrictions of the Acquiring Fund at August 31, 2014. The Reorganization is expected to be tax-free for federal income tax purposes. As of August 31, 2014, neither Fund had any accumulated capital loss carryforwards for federal income tax purposes.

Pro Forma Financial Information for the Period Ended August 31, 2014. As of August 31, 2014, the net assets of the Acquired Fund and the Acquiring Fund were $94,514,314 and $179,690,299, respectively. The net assets of the combined fund as of August 31, 2014 would have been $274,204,613. The Acquiring Fund’s net asset value per share after the Reorganization assumes the increase of shares of the Acquiring Fund at August 31, 2014, in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets of the Acquired Fund, as of August 31, 2014, of $34,901,687, $6,181,687, $12,987,059, and $40,443,881 for Class Y, Class I, Class R-3, and Class R-6, respectively, and the net asset value of the Acquiring Fund of $10.36, $10.37, $10.35, and $10.37 for Class Y, Class I, Class R-3, and Class R-6, respectively. Shares of the Acquiring Fund were increased by 3,368,764, 596,293, 1,254,329, and 3,899,781, for Class Y, Class I, Class R-3, and Class R-6, respectively, in exchange for Class Y, Class I, Class R-3, and Class R-6 shares of the Acquired Fund.

On a pro forma basis for the period ended August 31, 2014, the proposed Reorganization would result in an increase of $94,554 in other operating expenses and an increase of $83,641 in reimbursements by the Adviser. While total dollar operating expenses will increase due to the larger asset size of the Acquiring Fund following the Reorganization, the net expense ratio of the combined Fund will remain the same as it is currently for the Acquiring Fund.

The Acquired Fund’s gross annualized operating expenses for the period ended August 31, 2014 were 0.71%, 0.46%, 0.96%, and 0.31% for Class Y, Class I, Class R-3, and Class R-6, respectively. The Acquiring Fund’s gross annual operating expenses were 0.58%, 0.33%, 0.83%, and 0.18% for Class Y, Class I, Class R-3, and Class R-6, respectively. As a result of the Reorganization, the Acquiring Fund’s gross expenses are expected to be 0.53%, 0.28%, 0.78%, and 0.13% for Class Y, Class I, Class R-3, and Class R-6, respectively, on a pro forma basis. If the Reorganization is consummated, the Adviser has agreed to limit contractually the total operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Acquiring Fund’s business) of the Acquiring Fund after the Reorganization for Class Y, Class I, Class R-3, and Class R-6 shares to 0.33%, 0.08%, 0.58%, and (0.07)%, respectively, through December 31, 2015.

Accounting Policy. No significant accounting policies will change as a result of the proposed Reorganization, including policies regarding valuation of portfolio securities.

Reorganization Costs. The cost of solicitation related to the proposed Reorganization, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Acquired Fund all materials relating to the soliciting of shareholder votes as well as the conversion costs associated with the proposed Reorganization will be borne by the Funds’ investment adviser. The Adviser estimates that these costs will be approximately $80,000.

PART C

BMO FUNDS, INC.

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article IX of the By-Laws of BMO Funds, Inc. (the “Registrant”), and Section 4 of the Distribution Agreement between the Registrant and BMO Investment Distributors, LLC (formerly, M&I Distributors, LLC) (the “Distributor”).

The Registrant’s By-Laws provide for indemnification of its officers and directors to the fullest extent permitted by Wisconsin Business Corporation Law and applicable federal and state securities laws. Notwithstanding the foregoing, the By-Laws state that this indemnification will not protect any officer or director against liability to the Registrant or any shareholder by reason of his/her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such officer’s or director’s office.

The Distribution Agreement between the Registrant and the Distributor provides that the Registrant will indemnify the Distributor and any of its officers, directors, employees, and control persons against certain losses incurred under the securities laws or otherwise, arising out of or based upon any alleged untrue statement or omission of a material fact contained in the Registrant’s SEC filings or other documents and in certain other circumstances.

In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit; or (iv) willful misconduct.

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant against certain liabilities that might be imposed as a result of actions, suit, or proceedings to which they are parties by reason of being or having been such directors or officers. In addition, each of the directors who is not an “interested person” (as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)) of Registrant (a “Non-interested Director”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Director against certain liabilities which such director may incur while acting in the capacity as a director, officer, or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Director and is not affected by amendment of the Articles of Incorporation. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient, and certain. In accordance with Section 17(h) of the 1940 Act, the indemnification agreement does not protect a Non-interested Director against any liability to the Registrant or its shareholders to which such Non-interested Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

 Item 16. Exhibits.

Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(1)(a)	Articles of Incorporation dated July 30, 1992	Exhibit to Post-Effective Amendment (“PEA”) No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(b)	Amendment No. 1 to Articles of Incorporation dated August 11, 1992	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(c)	Amendment No. 2 to Articles of Incorporation dated September 14, 1992	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(d)	Amendment No. 3 to Articles of Incorporation dated April 26, 1993	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(e)	Amendment No. 4 to Articles of Incorporation dated November 1, 1993	Exhibit to PEA No. 8 to Form N-1A Registration Statement filed December 28, 1993.
(1)(f)	Amendment No. 5 to Articles of Incorporation dated July 25, 1994	Exhibit to PEA No. 11 to Form N-1A Registration Statement filed October 21, 1994.
(1)(g)	Amendment No. 6 to Articles of Incorporation dated October 24, 1994	Exhibit to PEA No. 15 to Form N-1A Registration Statement filed June 17, 1996.
(1)(h)	Amendment No. 7 to Articles of Incorporation dated July 22, 1996	Exhibit to PEA No. 17 to Form N-1A Registration Statement filed August 30, 1996.
(1)(i)	Amendment No. 8 to Articles of Incorporation dated April 28, 1997	Exhibit to PEA No. 22 to Form N-1A Registration Statement filed October 21, 1998.
(1)(j)	Amendment No. 9 to Articles of Incorporation dated October 26, 1998	Exhibit to PEA No. 27 to Form N-1A Registration Statement filed August 27, 1999.
(1)(k)	Amendment No. 10 to Articles of Incorporation dated June 7, 1999	Exhibit to PEA No. 29 to Form N-1A Registration Statement filed October 29, 1999.
(1)(l)	Amendment No. 11 to Articles of Incorporation dated January 31, 2000	Exhibit to PEA No. 31 to Form N-1A Registration Statement filed March 1, 2000.
(1)(m)	Amendment No. 12 to Articles of Incorporation dated July 10, 2000	Exhibit to PEA No. 33 to Form N-1A Registration Statement filed October 30, 2000.
(1)(n)	Amendment No. 13 to Articles of Incorporation dated February 26, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(1)(o)	Amendment No. 14 to Articles of Incorporation dated July 30, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(1)(p)	Amendment No. 15 to Articles of Incorporation dated June 21, 2005	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.
(1)(q)	Amendment No. 16 to Articles of Incorporation dated October 26, 2005	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.

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Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(1)(r)	Amendment No. 17 to Articles of Incorporation dated May 7, 2007	Exhibit to PEA No. 49 to Form N-1A Registration Statement filed June 1, 2007.
(1)(s)	Amendment No. 18 to Articles of Incorporation dated January 29, 2008	Exhibit to PEA No. 52 to Form N-1A Registration Statement filed January 29, 2008.
(1)(t)	Amendment No. 19 to Articles of Incorporation dated December 11, 2008	Exhibit to PEA No. 55 to Form N-1A Registration Statement filed December 15, 2008.
(1)(u)	Amendment No. 20 to Articles of Incorporation dated July 15, 2009	Exhibit to PEA No. 56 to Form N-1A Registration Statement filed July 16, 2009.
(1)(v)	Amendment No. 21 to Articles of Incorporation dated May 11, 2010	Exhibit to PEA No. 64 to Form N-1A Registration Statement filed August 30, 2010.
(1)(w)	Amendment No. 22 to Articles of Incorporation dated November 30, 2010	Exhibit to PEA No. 66 to Form N-1A Registration Statement filed December 15, 2010.
(1)(x)	Amendment No. 23 to Articles of Incorporation dated February 3, 2011	Exhibit to PEA No. 70 to Form N-1A Registration Statement filed February 28, 2011.
(1)(y)	Amendment No. 24 to Articles of Incorporation dated December 12, 2011	Exhibit to PEA No. 75 to Form N-1A Registration Statement filed December 23, 2011.
(1)(z)	Amendment No. 25 to Articles of Incorporation dated December 28, 2011	Exhibit to PEA No. 76 to Form N-1A Registration Statement filed December 29, 2011.
(1)(aa)	Amendment No. 26 to Articles of Incorporation dated September 7, 2012	Exhibit to PEA No. 79 to Form N-1A Registration Statement filed September 27, 2012.
(1)(bb)	Amendment No. 27 to Articles of Incorporation dated September 25, 2012	Exhibit to PEA No. 79 to Form N-1A Registration Statement filed September 27, 2012.
(1)(cc)	Amendment No. 28 to Articles of Incorporation dated May 17, 2013	Exhibit to PEA No. 84 to Form N-1A Registration Statement filed June 28, 2013.
(1)(dd)	Amendment No. 29 to Articles of Incorporation dated June 28, 2013	Exhibit to PEA No. 84 to Form N-1A Registration Statement filed June 28, 2013.
(1)(ee)	Amendment No. 30 to Articles of Incorporation dated August 16, 2013	Exhibit to PEA No. 87 to Form N-1A Registration Statement filed August 29, 2013.
(1)(ff)	Amendment No. 31 to Articles of Incorporation dated August 27, 2013	Exhibit to PEA No. 89 to Form N-1A Registration Statement filed September 27, 2013.
(1)(gg)	Amendment No. 32 to Articles of Incorporation dated December 23, 2013	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(1)(hh)	Amendment No. 33 to Articles of Incorporation dated February 27, 2014	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.
(1)(ii)	Amendment No. 34 to Articles of Incorporation dated March 27, 2014	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.

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Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(1)(jj)	Amendment No. 35 to Articles of Incorporation dated May 23, 2014	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.
(1)(kk)	Amendment No. 36 to Articles of Incorporation dated July 29, 2014	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(1)(ll)	Form of Amendment No. 37 to Articles of Incorporation to be effective , 2014	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(1)(mm)	Form of Amendment No. 38 to Articles of Incorporation to be effective December 19, 2014	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(2)	By-Laws As Amended and Restated through July 8, 2009	Exhibit to PEA No. 56 to Form N-1A Registration Statement filed July 16, 2009.
(3)	Not Applicable
(4)	Form of Agreement and Plan of Reorganization		Filed as Appendix A to Part A of this Registration Statement on Form N-14.
(5)	Instruments Defining Rights of Security Holders	Incorporated by reference to the Articles of Incorporation and By-Laws.
(6)(a)	Form of Investment Advisory Contract with BMO Asset Management Corp. (f/k/a M&I Investment Management Corp.)	Appendix B to Definitive Proxy Statement on Schedule 14A filed August 24, 2011.
(6)(b)	Form of Amended and Restated Schedules A and B to Investment Advisory Contract dated May 27, 2014	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.
(7)(a)	Distribution Agreement with BMO Investment Distributors, LLC (f/k/a M&I Distributors, LLC) dated July 5, 2011	Exhibit to PEA No. 72 to Form N-1A Registration Statement filed October 14, 2011.
(7)(b)	Amended and Restated Schedule A to Distribution Agreement	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(8)	Not Applicable
(9)(a)	Custodian Contract with Marshall & Ilsley Trust Company (now, BMO Harris Bank, N.A.) dated April 26, 1993	Exhibit to PEA No. 10 to Form N-1A Registration Statement filed July 1, 1994.
(9)(b)	Amendment to Custodian Contract dated November 1, 1995	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.
(9)(c)	Amendment to Custodian Contract dated November 1, 2000	Exhibit to PEA No. 46 to Form N-1A Registration Statement filed October 31, 2005.
(9)(d)	Amendment to Custodian Contract dated June 22, 2001	Exhibit to PEA No. 34 to Form N-1A Registration Statement filed October 29, 2001.
(10)(a)	Amended and Restated Rule 12b-1 Plan effective December 27, 2013	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(10)(b)	Form of Sales and Services Agreement	Exhibit to PEA No. 53 to Form N-1A Registration Statement filed September 16, 2008.
(10)(c)	Multiple Class Plan, amended and restated effective December 27, 2013	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.

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Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(11)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(12)	Form of Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(13)(a)	Administrative Services Agreement with M&I Trust Company dated January 1, 2000 and Amendment No. 1 thereto dated September 15, 2000	Exhibit to PEA No. 37 to Form N-1A Registration Statement filed October 30, 2003.
(13)(b)	Amendment to Administrative Services Agreement dated June 22, 2001	Exhibit to PEA No. 34 to Form N-1A Registration Statement filed October 29, 2001.
(13)(c)	Amendment to Administrative Services Agreement dated November 1, 2007	Exhibit to PEA No. 51 to Form N-1A Registration Statement filed November 30, 2007.
(13)(d)	Amendment to Administrative Services Agreement dated July 1, 2008	Exhibit to PEA No. 53 to Form N-1A Registration Statement filed September 16, 2008.
(13)(e)	Form of Fifth Amendment to Administrative Services Agreement	Exhibit to PEA No. 76 to Form N-1A Registration Statement filed December 29, 2011.
(13)(f)	Form of Sixth Amendment to Administrative Services Agreement	Exhibit to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014.
(13)(g)	Sub-Administration Agreement with UMB Fund Services, Inc. dated September 1, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(13)(h)	Form of Ninth Amended and Restated Schedule A to Sub-Administration Agreement	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(13)(i)	Shareholder Services Agreement dated July 5, 2011	Exhibit to PEA No. 72 to Form N-1A Registration Statement filed October 14, 2011.
(13)(j)	Form of Amended and Restated Exhibit 1 of Shareholder Services Agreement	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013
(13)(k)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. dated June 30, 2011	Exhibit to PEA No. 76 to Form N-1A Registration Statement filed December 29, 2011.
(13)(l)	Amendment to Transfer Agency Agreement dated December 21, 2012	Exhibit to PEA No. 81 to Form N-1A Registration Statement filed December 27, 2012.
(13)(m)	Form of Amended Schedule A to Transfer Agency and Service Agreement effective September 30, 2013	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(13)(n)	Fund Accounting Agreement with UMB Fund Services, Inc. dated September 1, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.
(13)(o)	Form of Ninth Amended and Restated Schedule A to Fund Accounting Agreement with UMB Fund Services, Inc.	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(13)(p)	Fund Accounting Agreement with State Street Bank and Trust Company (formerly Investors Bank & Trust Company) dated September 1, 2004	Exhibit to PEA No. 42 to Form N-1A Registration Statement filed December 30, 2004.

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Exhibit No.	Description	Incorporated by Reference to	Filed Herewith
(13)(q)	Amended and Restated Appendix A to Fund Accounting Agreement with State Street Bank & Trust Company	Exhibit to PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013.
(13)(r)	Form of Amended and Restated Expense Limitation Agreement	Exhibit to PEA No. 89 to Form N-1A Registration Statement filed September 27, 2013.
(13)(s)	Form of Amended and Restated Schedule A to Amended and Restated Expense Limitation Agreement	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(14)	Consent of Independent Registered Public Accounting Firm		X
(15)	Not Applicable
(16)	Power of Attorney	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(17)(a)	Form of Proxy	The initial filing of this N-14 Registration Statement filed on November 5, 2014.
(17)(b)	Prospectus of BMO Aggressive Stock Fund and BMO Diversified Stock Fund dated December 27, 2013, as supplemented on September 12, 2014 and November 5, 2014	PEA No. 92 to Form N-1A Registration Statement filed December 27, 2013; Supplements incorporated by reference to Rule 497 filings made on each date listed.
(17)(c)	Statement of Additional Information of BMO Aggressive Stock Fund and BMO Diversified Stock Fund dated May 27, 2014, as supplemented on July 29, 2014, September 12, 2014, and November 5, 2014	SAI incorporated by reference to PEA No. 95 to Form N-1A Registration Statement filed May 27, 2014; Supplements incorporated by reference to Rule 497 filings made on each date listed.
(17)(d)	BMO Funds’ Annual Report to Shareholders for the Fiscal Year Ended August 31, 2014	Form N-CSR filed on October 31, 2014.

 Item 17. Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

Pursuant to the requirements of Form N-14, the undersigned Registrant undertakes to file, by post-effective amendment to the Registration Statement, an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus that is part of the Registration Statement within a reasonable time after receipt of such opinion.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 3rd day of December, 2014.

BMO FUNDS, INC.
(Registrant)

By:	/s/ John M. Blaser
John M. Blaser
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John M. Blaser John M. Blaser	President (principal executive officer) and Director	December 3, 2014

/s/ Timothy M. Bonin Timothy M. Bonin	Treasurer (principal financial officer)	December 3, 2014

* Larry D. Armel	Director	December 3, 2014

* Ridge A. Braunschweig	Director	December 3, 2014

* Ellen M. Costello	Director	December 3, 2014

* Benjamin M. Cutler	Director	December 3, 2014

* John A. Lubs	Director	December 3, 2014

* James Mitchell	Director	December 3, 2014

* Barbara J. Pope	Director	December 3, 2014

*By:	/s/ John M. Blaser
John M. Blaser

As attorney-in-fact pursuant to Power of Attorney filed with the initial filing of this N-14 Registration Statement filed on November 5, 2014.

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